                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2006

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Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:     David R. Jarvis
Address:  c/o Mercury Real Estate Advisors LLC
          100 Field Point Road
          Greenwich, Connecticut 06830

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13F File Number 28-11653

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Jarvis
Phone:    (203) 769-2980

Signature, Place and Date of Signing

    /s/ David R. Jarvis        Greenwich, Connecticut        May 15, 2006
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Report Type (Check only one.)

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager:

       File Number 28-11650        Mercury Real Estate Advisors LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $396,215 (x 1000)

List of Other Included Managers:  None